Leases - Summary of the Components of Lease Costs and Rent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	$ 366	$ 198
Variable lease cost	28	4
Short-term lease cost	0	34
Total operating lease costs	$ 394	$ 236